Additional Information: Condensed Financial Statements Of The Company (Condensed Statements Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses
Administrative expenses	$ (21,580)	$ (19,620)	$ (12,713)
Other income/(expense)
Interest expenses	(1,631)	(1,404)	(1,516)
Other income/(expense)	(139)	(202)	(761)
Total other income/(expense)	(659)	(769)	(1,698)
Income tax expense	(4,331)	(1,605)	(1,343)
Net income/(loss) attributable to the Company	11,698	7,993	(7,306)
The Parent Company
Operating expenses
Administrative expenses	(5,072)	(4,658)	(1,146)
Other income/(expense)
Interest expenses	(6)	(4)	(3)
Other income/(expense)	101	(7)	(98)
Total other income/(expense)	95	(11)	(101)
Income tax expense	(230)
Equity in earnings of subsidiaries, net of tax	16,905	12,662	(6,059)
Net income/(loss) attributable to the Company	$ 11,698	$ 7,993	$ (7,306)